Revenue, costs of sales and gross profit margin (Tables)	6 Months Ended
Mar. 31, 2025
Revenue, costs of sales and gross profit margin [Abstract]
Schedule of Revenue, Costs of Sales and Gross Profit Margin

The following table sets forth the revenue, costs of sales and gross profit margin of the Company:

	For The Six Months Ended	For The Six Months Ended
	March 31, 2025	March 31, 2024

Revenues – English education program (QHI)	$1,550,559	$2,178,611
Revenues – English education program (RIL)	24,304	203,259
Revenues – Professional education and training programs (DU)	3,792,542	1,780,780
Costs of services English education programs (QHI)	325,439	784,060
Costs of services English education programs (RIL)	35,599	98,180
Costs of services professional education and training programs (DU)	1,590,197	876,989
Gross profit	3,416,170	2,403,421
Gross profit margin %	64%	58%